Schedule of Investments ─ IQ Global Resources ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 90.4%
Australia - 12.1%
BHP Group Ltd.	22,005	$865,189
Evolution Mining Ltd.	23,075	70,898
Fortescue Metals Group Ltd.	15,198	278,277
Glencore PLC*	54,252	244,052
IGO Ltd.	10,661	72,957
Iluka Resources Ltd.	5,770	42,115
Mineral Resources Ltd.	751	34,783
New Hope Corp., Ltd.	15,293	22,426
Newcrest Mining Ltd.	10,603	206,456
Nickel Mines Ltd.	11,721	9,477
Northern Star Resources Ltd.	10,447	78,480
OceanaGold Corp.*	8,720	16,974
OZ Minerals Ltd.	1,304	22,218
Regis Resources Ltd.	9,445	17,912
Rio Tinto PLC	7,233	613,541
South32 Ltd.	18,911	41,285
St. Barbara Ltd.	9,610	12,503
Washington H Soul Pattinson & Co., Ltd.	4,735	113,637
Whitehaven Coal Ltd.*	18,358	29,957
Woodside Petroleum Ltd.	888	14,301
Total Australia		2,807,438

Austria - 0.2%
OMV AG	275	14,844
voestalpine AG(a)	680	29,980
Total Austria		44,824

Belgium - 0.3%
Umicore SA	1,043	64,659

Brazil - 1.3%
Wheaton Precious Metals Corp.	5,241	241,951
Yara International ASA	1,057	55,668
Total Brazil		297,619

Burkina Faso - 0.3%
Endeavour Mining PLC	1,980	47,123
IAMGOLD Corp.*	5,935	16,212
Total Burkina Faso		63,335

Canada - 9.4%
Agnico Eagle Mines Ltd.	2,905	187,818
Alamos Gold, Inc., Class A	4,461	36,235
B2Gold Corp.	13,372	56,022
Barrick Gold Corp.	20,739	451,213
Canadian Natural Resources Ltd.	954	31,462
Enbridge, Inc.	1,672	65,870
First Majestic Silver Corp.	3,258	44,524
Fortuna Silver Mines, Inc.*	2,701	12,831
Imperial Oil Ltd.	610	16,702
K92 Mining, Inc.*	2,656	19,148
Kinross Gold Corp.	14,706	96,245
Kirkland Lake Gold Ltd.	3,242	138,551
Lundin Gold, Inc.*	3,008	27,252
Maple Leaf Foods, Inc.	2,990	59,184
New Gold, Inc.*	8,980	14,675
Nutrien Ltd.	2,459	146,120
Osisko Gold Royalties Ltd.	1,897	25,849
Pan American Silver Corp.	2,924	82,050
Pembina Pipeline Corp.	435	14,371
Premium Brands Holdings Corp.	160	16,352
Pretium Resources, Inc.*	2,208	20,570
Sandstorm Gold Ltd.*	2,166	17,039
SSR Mining, Inc.	2,719	44,237
Suncor Energy, Inc.	1,314	25,852
TC Energy Corp.	765	37,271
Teck Resources Ltd., Class B	11,760	268,294
Torex Gold Resources, Inc.*	2,315	26,018
West Fraser Timber Co., Ltd.	1,929	138,284
Westshore Terminals Investment Corp.	1,252	21,603
Yamana Gold, Inc.	10,881	48,724
Total Canada		2,190,366

Chile - 0.5%
Antofagasta PLC	4,173	86,710
Lundin Mining Corp.	3,220	29,328
Total Chile		116,038

China - 9.9%
Ausnutria Dairy Corp., Ltd.*	55,009	52,098
China Coal Energy Co., Ltd., Class H	240,500	144,525
China Hongqiao Group Ltd.	32,498	43,073
China Modern Dairy Holdings Ltd.	242,755	43,733
China Molybdenum Co., Ltd., Class H	111,735	81,667
China Petroleum & Chemical Corp., Class H	110,440	50,593
China Resources Power Holdings Co., Ltd.	86,433	148,815
China Shenhua Energy Co., Ltd., Class H	385,796	729,772
COFCO Joycome Foods Ltd.(a)	130,770	38,030
Dali Foods Group Co., Ltd.	62,503	33,861
Guangdong Investment Ltd.	76,807	107,533
MMG Ltd.*	34,509	17,585
PetroChina Co., Ltd., Class H	162,485	67,744
Shougang Fushan Resources Group Ltd.	104,043	26,241
Southern Energy Holdings Group Ltd.*(b)	53,183	4,654
Wilmar International Ltd.	26,844	86,235
Xinyi Solar Holdings Ltd.	10,060	20,195
Zhaojin Mining Industry Co., Ltd., Class H	47,354	46,311
Zijin Mining Group Co., Ltd., Class H	387,987	550,187
Total China		2,292,852

Denmark - 0.2%
Chr Hansen Holding A/S	536	48,192

Egypt - 0.1%
Centamin PLC	14,259	21,223

Finland - 6.0%
Kemira OYJ	1,051	17,697
Neste OYJ	854	52,477
Stora Enso OYJ, Class R	24,026	475,356
UPM-Kymmene OYJ	16,583	677,232
Valmet OYJ	4,024	167,628
Total Finland		1,390,390

France - 2.0%
Suez SA(a)	6,737	157,138
TotalEnergies SE	2,340	101,834
Veolia Environnement SA	6,458	211,971
Total France		470,943

Germany - 0.2%
Aurubis AG	188	19,016
KWS Saat SE & Co. KGaA	144	12,106
Suedzucker AG	833	12,535

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Germany (continued)
Uniper SE	314	$12,269

Total Germany		55,926

Hong Kong - 0.3%
C.P. Pokphand Co., Ltd.	622,556	63,287
Vitasoy International Holdings Ltd.(a)	5,316	14,913
Total Hong Kong		78,200

Indonesia - 0.0%(c)
First Resources Ltd.	7,159	7,190

Ireland - 0.5%
Kerry Group PLC, Class A	739	109,538

Italy - 0.2%
Eni SpA	2,985	35,481

Japan - 2.8%
Ajinomoto Co., Inc.	2,276	57,776
Fuji Oil Holdings, Inc.(a)	384	8,670
Itoham Yonekyu Holdings, Inc.	7,906	52,371
JFE Holdings, Inc.	1,902	22,980
Kagome Co., Ltd.	358	9,166
Kewpie Corp.	582	13,045
Kikkoman Corp.(a)	901	54,840
NH Foods Ltd.	2,639	106,161
Nichirei Corp.	579	15,811
Nippon Steel Corp.	3,077	53,045
Nisshin Seifun Group, Inc.	1,221	19,647
Oji Holdings Corp.	27,812	159,396
Prima Meat Packers Ltd.	214	5,774
Sumitomo Metal Mining Co., Ltd.	1,211	48,749
Toyo Suisan Kaisha Ltd.	441	16,816
Yamazaki Baking Co., Ltd.(a)	971	13,307
Total Japan		657,554

Kyrgyzstan - 0.1%
Centerra Gold, Inc.	4,071	32,709

Luxembourg - 0.5%
ArcelorMittal SA	3,529	122,925

Mexico - 0.5%
Fresnillo PLC	9,871	112,291

Mongolia - 0.0%(c)
Turquoise Hill Resources Ltd.*	324	5,404

Netherlands - 0.7%
OCI NV*	896	21,717
Royal Dutch Shell PLC, Class B	7,368	145,446
Total Netherlands		167,163

New Zealand - 0.5%
Fletcher Building Ltd.	22,899	122,105

Norway - 0.5%
Aker BP ASA(a)	292	7,889
Equinor ASA	2,787	54,397
Norsk Hydro ASA	7,118	47,358
Total Norway		109,644

Peru - 1.0%
Hochschild Mining PLC	7,182	15,398
Southern Copper Corp.	3,207	210,507
Total Peru		225,905

Portugal - 0.3%
Galp Energia SGPS SA	714	6,963
Navigator Co. SA (The)	20,271	72,977
Total Portugal		79,940

Russia - 1.0%
Evraz PLC	5,775	49,316
Petropavlovsk PLC*	48,419	14,420
Polymetal International PLC	6,011	130,626
United Co. RUSAL International PJSC*	52,874	37,013
Total Russia		231,375

Spain - 0.2%
Befesa SA	137	10,754
Ebro Foods SA	703	14,255
Repsol SA	1,376	15,046
Total Spain		40,055

Sweden - 1.4%
AAK AB	1,050	25,054
Boliden AB	1,154	44,998
Holmen AB, B Shares	4,774	251,237
Total Sweden		321,289

Switzerland - 0.2%
Bell Food Group AG	166	51,102

Turkey - 0.1%
Eldorado Gold Corp.*	2,124	19,839

Ukraine - 0.1%
Ferrexpo PLC	2,110	14,105

United Kingdom - 3.6%
BP PLC	18,230	73,301
Cranswick PLC	1,331	74,947
Greggs PLC*	413	15,820
Pennon Group PLC	2,840	50,463
Severn Trent PLC	8,757	340,908
Spirax-Sarco Engineering PLC	763	159,232
Tate & Lyle PLC	1,931	19,846
United Utilities Group PLC	6,974	104,041
Total United Kingdom		838,558

United States - 33.1%
Alcoa Corp.*	555	22,283
Allegheny Technologies, Inc.*	467	9,587
American Water Works Co., Inc.	1,860	316,405
Arch Resources, Inc.*	361	23,725
Archer-Daniels-Midland Co.	2,387	142,552
Armstrong World Industries, Inc.	1,330	143,879
B&G Foods, Inc.(a)	271	7,783
Baker Hughes Co.	734	15,590
Builders FirstSource, Inc.*	3,186	141,777
Bunge Ltd.	584	45,336
Campbell Soup Co.(a)	1,264	55,262
Cheniere Energy, Inc.*	211	17,920
Chevron Corp.	1,645	167,477

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Cleveland-Cliffs, Inc.*(a)	1,250	$31,250
Coeur Mining, Inc.*	3,044	22,952
Commercial Metals Co.	388	12,726
Conagra Brands, Inc.	1,907	63,865
ConocoPhillips	939	52,640
Diamondback Energy, Inc.	566	43,656
Dover Corp.	1,400	233,968
Ecolab, Inc.	3,030	669,115
EOG Resources, Inc.	465	33,880
Essential Utilities, Inc.	2,500	122,800
Exxon Mobil Corp.	3,690	212,433
Flowers Foods, Inc.	836	19,696
FMC Corp.	514	54,972
Freeport-McMoRan, Inc.	5,926	225,781
General Mills, Inc.	2,374	139,734
Graco, Inc.	1,769	138,123
Hain Celestial Group, Inc. (The)*	418	16,682
Halliburton Co.	804	16,627
Hecla Mining Co.	7,636	51,085
Hess Corp.	255	19,492
Hormel Foods Corp.	13,953	647,140
IDEX Corp.	768	174,098
Ingredion, Inc.	291	25,553
International Paper Co.	10,549	609,310
J&J Snack Foods Corp.(a)	83	13,644
John Bean Technologies Corp.	151	22,134
Kellogg Co.(a)	1,357	85,980
Kinder Morgan, Inc.	1,790	31,110
Louisiana-Pacific Corp.	2,665	147,748
Marathon Petroleum Corp.	595	32,856
Mosaic Co. (The)	1,525	47,626
Newmont Corp.	9,033	567,453
Nucor Corp.	888	92,370
Occidental Petroleum Corp.	834	21,767
ONEOK, Inc.	348	18,086
Peabody Energy Corp.*(a)	55	644
Pentair PLC(a)	1,616	119,051
Phillips 66	399	29,299
Pilgrim's Pride Corp.*	6,104	135,204
Pioneer Natural Resources Co.	138	20,061
Post Holdings, Inc.*	253	25,892
Reliance Steel & Aluminum Co.	218	34,259
Sanderson Farms, Inc.	580	108,367
Schlumberger NV	1,275	36,758
Seaboard Corp.	28	115,080
Simpson Manufacturing Co., Inc.	1,189	133,739
Steel Dynamics, Inc.	682	43,955
Sunrun, Inc.*(a)	187	9,905
Tyson Foods, Inc., Class A	8,678	620,130
UFP Industries, Inc.	1,439	106,860
United States Steel Corp.(a)	552	14,617
Valero Energy Corp.	394	26,386
Warrior Met Coal, Inc.	1,175	21,937
Williams Cos., Inc. (The)	1,047	26,227
Xylem, Inc.	1,851	232,948
Total United States		7,689,247

Zambia - 0.3%
First Quantum Minerals Ltd.	3,057	65,433

Total Common Stocks
(Cost $17,858,429)		21,000,857

Investment Companies — 4.4%
U.S. Ultra Short Term Bond Fund — 4.4%
IQ Ultra Short Duration ETF†(d)
(Cost $1,025,877)	20,645	1,022,547

Short-Term Investments — 5.7%

Money Market Funds — 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(e)(f)	188,946	188,946
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(e)	1,137,108	1,137,108

Total Short-Term Investments
(Cost $1,326,054)		1,326,054

Total Investments — 100.5%
(Cost $20,210,360)		23,349,458
Other Assets and Liabilities, Net — (0.5)%		(114,220)
Net Assets — 100.0%		$23,235,238

		% of
Industry	Value	Net Assets
Industrial Metals	$3,742,370	16 .1%
Precious Metals	3,714,961	16 .0
Timber	3,365,225	14 .5
Water	3,137,794	13 .5
Livestock	2,172,608	9 .3
Energy	1,696,478	7 .3
Grains Food Fiber	1,615,191	7 .0
Coal	1,556,230	6 .7
Money Market Funds	1,326,054	5 .7
Cash	1,022,547	4 .4
Total Investments	$23,349,458	100 .5%
Other Assets and Liabilities, Net	(114,220)	(0 .5)
Total Net Assets	$23,235,238	100 .0%

†	Affiliated Fund.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $416,884; total market value of collateral held by the Fund was $433,181. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $244,235.
(b)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(c)	Less than 0.05%.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $594,720.
(e)	Reflects the 1-day yield at July 31, 2021.
(f)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2021 (unaudited)

Total Return Swap contracts outstanding at July 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(g)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(h)
iShares MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF	5/03/2022	Monthly	$(1,153,479)	$–
iShares MSCI EAFE ETF	Merrill Lynch	1-Month LIBOR	9/30/2022	Monthly	(1,153,479)	–
SPDR S&P 500 ETF Trust	Morgan Stanley	1-Day FEDEF + 0.10%	5/03/2022	Monthly	(1,172,576)	–
SPDR S&P 500 ETF Trust	Merrill Lynch	1-Month LIBOR	9/30/2022	Monthly	(1,172,576)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $28 at July 31, 2021.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $594,720 and with Merrill Lynch amounted to $– at July 31, 2021. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(g)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(h)	Reflects the value at reset date of July 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate

LIBOR — London InterBank Offered Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(i)
Common Stocks	$20,996,203	$–	$4,654	(j)	$21,000,857
Investment Companies	1,022,547	–	–		1,022,547
Short-Term Investments:
Money Market Funds	1,326,054	–	–		1,326,054
Total Investments in Securities	23,344,804	–	4,654		23,349,458
Other Financial Instruments:(k)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$23,344,804	$–	$4,654		$23,349,458
Liability Valuation Inputs
Other Financial Instruments:(k)
Swap Contracts	$–	$–	$–		$–

(i)	For a complete listing of investments and their countries, see the Schedule of Investments.
(j)	The Level 3 security, valued at $4,654, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. (EMPTY)

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2021 (unaudited)

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	19,464	965,609	226,969	(167,659)	(2,217)	(155)	2,537	–	20,645	1,022,547